Loans Held for Sale, at Fair Value - Summary Of Reconciliation Of Changes In Loans Held For Sale (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Loans Held-For-Sale [Roll Forward]
Beginning balance	$ 142,226	$ 118,397	$ 158,156	$ 98,409
Originations/purchases/repurchases	164,451	879,197	1,119,578	351,521
Proceeds from sales	(152,659)	(935,598)	(1,088,472)	(566,909)
Loans acquired through business combinations	0	8,731	0	0
Net transfers from loans held for investment	0	8,828	0	249,999
Gain on loans held for sale, net	(37,518)	95,711	(65)	10,198
Net fair value gain (loss) on loans held for sale	1,897	(17,110)	(15,213)	(992)
Ending balance	$ 118,397	$ 158,156	$ 173,984	$ 142,226